SUBSEQUENT EVENTS (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Jul. 17, 2024	Jan. 24, 2024	Jun. 30, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			865,299
Subsequent Event [Member]
Subsequent Event [Line Items]
Options vested in fair value		$ 70,000
Fair value of vesting term		2 years
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
[custom:BidPrice]	$ 1.00
Subsequent Event [Member] | Related Party Board Members [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		6,534
Five Board [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		9,753